UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON DC 20549
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1    Name and address of issuer:

                             RevenueShares ETF Trust
                              One Commerce Square,
                         2005 Market Street, Suite 1800
                             Philadelphia, PA 19103

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2    The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer check the box but do not list series or classes): |x|

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3    Investment Company Act File Number:

                            811- 22185     811-21993

     Securities Act File Number:

                            333- 149351    333-139501

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     4(a). Last day of fiscal year for which this Form is filed:

                             June 30, 2010

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      4(b). |_| Check box if this Form is being filed late
                (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See
                Instruction A.2)

                 NOTE: IF THE FORM IS BEING FILED LATE INTEREST
                    MUST BE PAID ON THE REGISTRATION FEE DUE.

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     4(c).  |_|  Check box if this is the last time the issuer
                 will be filing this Form.

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5.   Calculation of registration fee:

     (i)       Aggregate sale price of securities sold during the fiscal year
               pursuant to section 24(f):                           $378,322,233

     (ii)      Aggregate price of securities redeemed or repurchased during the
               fiscal year:                                        $(89,675,267)

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to
               the Commission:                                                $0

     (iv)      Total available redemption credits [add Items 5(ii) and 5(iii)]:
                                                                   $(89,675,267)

     (v)       Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
               Item 5(iv) from Item 5(i)]:                          $288,646,966

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     (vi)      Redemption credits available for use in future years -- if Item
               5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item
               5(i)]:                                                         $0

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     (vii)     Multiplier for determining registration fee (See Instruction
               C.9):                                                   0.0000713

     (viii)    Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter
               "0" if no fee is due):                               = $20,580.53

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6.   Prepaid Shares
     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years then state that number here:

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7.   Interest due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):                       + $0

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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                          = $20,580.53

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9.   Date the registration fee and any           Fedwire Confirm: 1009083003500
     interest payment was sent to the            Wire was sent on: 9/8/10
     Commission's lockbox depository:

               Method of Delivery:
                    |x|  Wire Transfer
                    |_|  Mail or other means

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                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*
                               /S/  Cindy Teitler
                               --------------------
                                    Cindy Teitler
                                    Vice President
Date: September 10, 2010

        *Please print the name and title of the signing officer below the signature.